Other Financial Liabilities - Summary of Other Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	$ 55,433	$ 35,667
December 31, 2017	132,641	184,068
Less than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	24,494	9,709
More than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	30,939	25,958
Year 2
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	26,830	30,306
Year 3
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	28,853	30,237
Year 4
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	29,049	29,498
Year 5
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	20,897	28,898
More than five years
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	$ 27,012	$ 65,129
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.13%
December 31, 2017	$ 1,835	$ 2,345
December 31, 2017	3,690	6,448
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	472	643
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	1,363	1,702
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Year 2 | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	1,565	2,144
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Year 3 | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	1,145	1,828
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Year 4 | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	632	1,336
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | Year 5 | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	$ 348	736
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Brazil | More than five years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		$ 404
Enel Generacin Costanera S.A. (formerly Endesa Costanera) | Argentina | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	0.25%	0.25%
December 31, 2017	$ 14,322	$ 2,938
December 31, 2017	40,229	48,913
Enel Generacin Costanera S.A. (formerly Endesa Costanera) | Argentina | Less than 90 Days [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		762
Enel Generacin Costanera S.A. (formerly Endesa Costanera) | Argentina | More than 90 Days [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	14,322	2,176
Enel Generacin Costanera S.A. (formerly Endesa Costanera) | Argentina | Year 2 | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	4,200	3,000
Enel Generacin Costanera S.A. (formerly Endesa Costanera) | Argentina | Year 3 | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	6,643	3,000
Enel Generacin Costanera S.A. (formerly Endesa Costanera) | Argentina | Year 4 | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	7,142	3,000
Enel Generacin Costanera S.A. (formerly Endesa Costanera) | Argentina | Year 5 | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	8,242	3,000
Enel Generacin Costanera S.A. (formerly Endesa Costanera) | Argentina | More than five years | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	$ 14,002	$ 36,913
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Centrais Eletricas Brazileiras Ebras_ECF - 017/2004 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.15%
December 31, 2017	$ 14,679
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Centrais Eletricas Brazileiras Ebras_ECF - 149/2006 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	7.00%
December 31, 2017	$ 739	$ 1,220
December 31, 2017	$ 3,105
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.80%	7.00%
December 31, 2017	$ 2,772	$ 974
December 31, 2017	$ 22,332	$ 4,631
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	9.67%	6.80%
December 31, 2017	$ 10,347	$ 5,921
December 31, 2017	$ 35,916	$ 26,208
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	14.15%	10.20%
December 31, 2017	$ 8,210	$ 14,016
December 31, 2017	$ 27,369	$ 62,631
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.96%	12.78%
December 31, 2017	$ 2,529	$ 7,947
December 31, 2017		35,237
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 017/2004 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	14,679
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 149/2006 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	185	447
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	732	318
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	3,733	1,480
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,164	3,766
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,529	2,181
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 149/2006 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	554	773
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,040	656
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	6,614	4,441
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	6,046	10,250
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		5,766
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 2 | Centrais Eletricas Brazileiras Ebras_ECF - 149/2006 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	690
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 2 | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,256	842
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 2 | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	10,437	2,967
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 2 | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	7,682	13,665
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 2 | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		7,688
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 3 | Centrais Eletricas Brazileiras Ebras_ECF - 149/2006 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	690
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 3 | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,256	842
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 3 | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	10,437	3,214
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 3 | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	7,682	13,665
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 3 | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		7,688
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 4 | Centrais Eletricas Brazileiras Ebras_ECF - 149/2006 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	690
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 4 | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,466	842
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 4 | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	10,437	2,967
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 4 | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	7,682	13,665
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 4 | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		7,688
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 5 | Centrais Eletricas Brazileiras Ebras_ECF - 149/2006 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	690
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 5 | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,689	842
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 5 | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	4,605	2,967
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 5 | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	4,323	13,665
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | Year 5 | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		7,688
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | More than five years | Centrais Eletricas Brazileiras Ebras_ECF - 149/2006 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	345
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | More than five years | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	$ 12,665	1,263
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | More than five years | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		14,093
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | More than five years | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		7,971
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Brazil | More than five years | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		$ 4,485
Hidroinvest S.A. [Member] | Argentina | Other | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		7.00%
December 31, 2017		$ 306
Hidroinvest S.A. [Member] | Argentina | Less than 90 Days [Member] | Other | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		112
Hidroinvest S.A. [Member] | Argentina | More than 90 Days [Member] | Other | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		$ 194